Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli SRI Fund, Inc.
Entity Central Index Key	0001391839
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000048071
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class AAA
Trading Symbol	SRIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/SRIGX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/SRIGX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class AAA	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the MSCI ACWI SRI Index. European banks rallied through the year, benefitted by a stable economic backdrop and attractive valuations compared to U.S. peers. Consumer staples were a drag on performance as they contended with constrained consumer budgets and secular changes in consumer tastes. Contributors to portfolio performance included Commerzbank AG, Banco Bibao, and ING Group NV. Detractors included BellRing Brands, Spectrum Brands, and Simply Good Foods Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
12/15	10,000	10,000	10,000
12/16	11,039	11,196	10,888
12/17	12,506	13,640	13,658
12/18	10,526	13,043	12,770
12/19	13,245	17,150	16,502
12/20	15,028	20,305	20,025
12/21	18,334	26,135	24,923
12/22	14,904	21,402	19,407
12/23	16,664	27,029	24,507
12/24	18,454	33,791	28,187
12/25	21,629	39,833	32,807

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class AAA	17.21%	7.54%	8.01%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI ACWI SRI Index	16.39%	10.40%	12.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 22,193,072
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ (50,177)
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$22,193,072 Number of Portfolio Holdings131 Portfolio Turnover Rate20% Management Fees$(50,177)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Other Industry sectors	32.7%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.3%
Sony Group Corp.	3.2%
American Express Co.	2.5%
S&P Global Inc.	2.2%
ABB Ltd.	2.1%
CNH Industrial NV	2.0%
NextEra Energy Inc.	2.0%
ING Groep NV	1.9%
Citigroup Inc.	1.9%
Nestlé SA	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/SRIGX/
C000048073
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class C
Trading Symbol	SRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/SRICX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/SRICX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class C	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the MSCI ACWI SRI Index. European banks rallied through the year, benefitted by a stable economic backdrop and attractive valuations compared to U.S. peers. Consumer staples were a drag on performance as they contended with constrained consumer budgets and secular changes in consumer tastes. Contributors to portfolio performance included Commerzbank AG, Banco Bibao, and ING Group NV. Detractors included BellRing Brands, Spectrum Brands, and Simply Good Foods Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class C	The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
12/15	10,000	10,000	10,000	10,000
12/16	10,963	10,863	11,196	10,888
12/17	12,326	12,213	13,640	13,658
12/18	10,294	10,201	13,043	12,770
12/19	12,872	12,755	17,150	16,502
12/20	14,597	14,464	20,305	20,025
12/21	17,808	17,646	26,135	24,923
12/22	14,482	14,350	21,402	19,407
12/23	16,196	16,049	27,029	24,507
12/24	17,923	17,759	33,791	28,187
12/25	21,018	20,826	39,833	32,807

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class C	17.27%	7.56%	7.71%
The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	16.27%	7.56%	7.71%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI ACWI SRI Index	16.39%	10.40%	12.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 22,193,072
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ (50,177)
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$22,193,072 Number of Portfolio Holdings131 Portfolio Turnover Rate20% Management Fees$(50,177)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Other Industry sectors	32.7%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.3%
Sony Group Corp.	3.2%
American Express Co.	2.5%
S&P Global Inc.	2.2%
ABB Ltd.	2.1%
CNH Industrial NV	2.0%
NextEra Energy Inc.	2.0%
ING Groep NV	1.9%
Citigroup Inc.	1.9%
Nestlé SA	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/SRICX/
C000048074
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class I
Trading Symbol	SRIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/SRIDX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/SRIDX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class I	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the MSCI ACWI SRI Index. European banks rallied through the year, benefitted by a stable economic backdrop and attractive valuations compared to U.S. peers. Consumer staples were a drag on performance as they contended with constrained consumer budgets and secular changes in consumer tastes. Contributors to portfolio performance included Commerzbank AG, Banco Bibao, and ING Group NV. Detractors included BellRing Brands, Spectrum Brands, and Simply Good Foods Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
12/15	10,000	10,000	10,000
12/16	11,072	11,196	10,888
12/17	12,569	13,640	13,658
12/18	10,603	13,043	12,770
12/19	13,384	17,150	16,502
12/20	15,174	20,305	20,025
12/21	18,517	26,135	24,923
12/22	15,054	21,402	19,407
12/23	16,835	27,029	24,507
12/24	18,636	33,791	28,187
12/25	21,855	39,833	32,807

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class I	17.27%	7.55%	8.12%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI ACWI SRI Index	16.39%	10.40%	12.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 22,193,072
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ (50,177)
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$22,193,072 Number of Portfolio Holdings131 Portfolio Turnover Rate20% Management Fees$(50,177)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Other Industry sectors	32.7%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.3%
Sony Group Corp.	3.2%
American Express Co.	2.5%
S&P Global Inc.	2.2%
ABB Ltd.	2.1%
CNH Industrial NV	2.0%
NextEra Energy Inc.	2.0%
ING Groep NV	1.9%
Citigroup Inc.	1.9%
Nestlé SA	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/SRIDX/
C000048072
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class A
Trading Symbol	SRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/SRIAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/SRIAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class A	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the MSCI ACWI SRI Index. European banks rallied through the year, benefitted by a stable economic backdrop and attractive valuations compared to U.S. peers. Consumer staples were a drag on performance as they contended with constrained consumer budgets and secular changes in consumer tastes. Contributors to portfolio performance included Commerzbank AG, Banco Bibao, and ING Group NV. Detractors included BellRing Brands, Spectrum Brands, and Simply Good Foods Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class A	The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
12/15	10,000	10,000	10,000	10,000
12/16	11,040	10,405	11,196	10,888
12/17	12,501	11,104	13,640	13,658
12/18	10,527	8,813	13,043	12,770
12/19	13,249	10,454	17,150	16,502
12/20	15,024	11,174	20,305	20,025
12/21	18,334	12,851	26,135	24,923
12/22	14,898	9,843	21,402	19,407
12/23	16,661	10,374	27,029	24,507
12/24	18,450	10,828	33,791	28,187
12/25	21,644	11,972	39,833	32,807

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class A	17.31%	7.56%	8.02%
The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	10.56%	6.29%	7.38%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI ACWI SRI Index	16.39%	10.40%	12.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 22,193,072
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ (50,177)
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$22,193,072 Number of Portfolio Holdings131 Portfolio Turnover Rate20% Management Fees$(50,177)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Other Industry sectors	32.7%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.3%
Sony Group Corp.	3.2%
American Express Co.	2.5%
S&P Global Inc.	2.2%
ABB Ltd.	2.1%
CNH Industrial NV	2.0%
NextEra Energy Inc.	2.0%
ING Groep NV	1.9%
Citigroup Inc.	1.9%
Nestlé SA	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/SRIAX/